Financial statements preparation (Policies)	6 Months Ended
Mar. 31, 2021
Financial statements preparation
Financial statements preparation

Financial statements preparation

This general purpose Interim Financial Report for the half year ended 31 March 2021 has been prepared in accordance with Australian Accounting Standard AASB 134 Interim Financial Reporting and the Corporations Act 2001 (Cth) and is also compliant with International Accounting Standard IAS 34 Interim Financial Reporting.

The Interim Financial Report does not include all the notes of the type normally included in an annual financial report. Accordingly, this Interim Financial Report is to be read in conjunction with the Annual Financial Report for the year ended 30 September 2020 and any relevant public announcements made by Westpac during the interim reporting period in accordance with the continuous disclosure requirements of the Corporations Act 2001 (Cth) and the ASX Listing Rules.

The Interim Financial Report complies with current Australian Accounting Standards (AAS) as they relate to interim financial reports.

The Interim Financial Report was authorised for issue by the Board of Directors on 2 May 2021.

All amounts have been rounded in accordance with ASIC Corporations (Rounding in Financial/Directors’ Reports) Instrument 2016/191, to the nearest million dollars, unless otherwise stated.

Accounting policies

The accounting policies adopted in the preparation of this interim financial report are consistent with those in the Annual Financial Report for the year ended 30 September 2020.

Intangible assets - computer software

As assets and liabilities held for sale are now a material balance they have been separately presented in the balance sheet and in Note 17. The accounting policy for assets and liabilities held for sale is below:

Assets and liabilities held for sale

Assets and liabilities held for sale

Non-current assets or disposal groups are classified as held for sale if they will be recovered primarily through sale rather than through continuing use and a sale is considered highly probable. Non-current assets or disposal groups held for sale are measured at the lower of their existing carrying amount and fair value less costs to sell, except for liabilities and certain assets such as deferred tax assets, financial assets and contractual rights under insurance contracts, which are specifically exempt from this requirement and continue to be recognised at their existing carrying value.

An impairment loss is recognised for any initial or subsequent write-down of the asset (or disposal group) to fair value less costs to sell. A gain is recognised for any subsequent  increases in fair value less costs to sell of an asset (or disposal group), but not in excess of any cumulative impairment loss previously recognised. A gain or loss not previously recognised by the date of the sale of the non-current asset (or disposal group) is recognised at the date of derecognition.

Non-current assets are not depreciated or amortised while they are classified as held for sale. Non-current assets classified as held for sale and the assets of a disposal group classified as held for sale are presented separately from the other assets in the balance sheet. The liabilities of a disposal group classified as held for sale are presented separately from other liabilities in the balance sheet.

Refer to Note 17 for further details.

Critical accounting assumptions and estimates

Critical accounting assumptions and estimates

In preparing the Interim Financial Report, the application of the Group’s accounting policies requires the use of judgement, assumptions and estimates.

The areas of judgement, assumptions and estimates in the Interim Financial Report, including the key sources of estimation uncertainty, are consistent with those in the Annual Financial Report for the year ended 30 September 2020 except for as noted below:

Provisions for expected credit losses (ECL)

Details on specific judgements in relation to the impact of COVID-19 on the calculation of provisions for ECL are included in Note 10.

Compliance, regulation and remediation provisions

Details on specific judgements in relation to material compliance, regulation and remediation provisions are included in Note 14.

Intangible assets - computer software

Effective from 1 October 2020, the Group made a prospective change to computer software capitalisation by increasing the threshold for capitalisation for software development costs from a total project spend of $1 million to a total project spend of $20 million. This does not have a material impact on the Group’s financial statements. This change increased operating expenses and reduced profit before income tax in the period by $93 million.

Amendments to Accounting Standards effective this period

Amendments to Accounting Standards effective this period

A revised Conceptual Framework (Framework) was adopted by the Group on 1 October 2020. The Framework includes new definitions and recognition criteria for assets, liabilities, income and expenses and other relevant financial reporting concepts. These changes did not have a material impact on the Group.

Future developments in accounting standards

Future developments in accounting standards

The following new standards and interpretations which may have a material impact on the Group have been issued but are not yet effective, and unless otherwise stated, have not been early adopted by the Group:

AASB 17 Insurance Contracts (AASB 17) was issued on 19 July 2017 and will be effective for the 30 September 2022 year end unless early adopted. This will replace AASB 4 Insurance Contracts (AASB 4), AASB 1023 General Insurance Contracts and AASB 1038 Life Insurance Contracts. The main changes under the standard are:

•

the scope of the standard may result in some contracts that are currently "unbundled", i.e. accounted for separately as insurance and investment contracts being required to be "bundled" and accounted for as an insurance contract;

•

portfolios of contracts (with similar risks which are managed together) will be required to be disaggregated to a more granular level by both the age of a contract and the likelihood of the contract being onerous in order to determine the recognition of profit over the contract period (i.e. the contractual service margin). The contractual service margin uses a different basis to recognise profit to the current Margin on Services approach for life insurance and therefore the pattern of profit recognition is likely to differ;

•

risk adjustments, which reflect uncertainties in the amount and timing of future cash flows, are required for both general and life insurance contracts rather than just general insurance contracts under the current accounting standards;

•

the contract boundary, which is the period over which profit is recognised, differs and is determined  based on the ability to compel the policyholder to pay premiums or the substantive obligation to provide coverage/ services. For some general insurance contracts (e.g. some lender mortgage insurance and reinsurance contracts) this may result in the contract boundary being longer. For life insurance, in particular term renewable contracts, the contract boundary is expected to be shorter. Both will be impacted by different patterns of profit recognition compared to the current standards;

•	a narrower definition of what acquisition costs may be deferred;
•	an election to recognise changes in assumptions regarding discount rate in OCI rather than in income statement;
•	an election to recognise changes in the fair value of assets supporting policy liabilities in OCI rather than through the income statement;
•	reinsurance contracts and the associated liability are to be determined separately to the gross contract liability and may have different contract boundaries; and
•	additional disclosure requirements.

The standard is expected to result in a reduction in the level of deferred  acquisition costs, however the quantum of this and the income statement impacts to the Group are not yet practicable to determine.

AASB 2020-5 Amendments to Australian Accounting Standards - Insurance Contracts was issued on 30 July 2020. This standard includes a number of amendments to AASB 17. These amendments include:

•	deferral of acquisition costs for anticipated renewals outside of the initial contract boundary;
•	further clarity on the contractual service margin;
•

additional scope exclusion for credit card contracts and similar contracts that provide insurance coverage as well as optional scope exclusion for loan contracts that transfer significant insurance risk;

•	ability to recognise a gain in the income statement for reinsurance contracts, to offset losses from onerous contracts on initial recognition;
•	simplified presentation requirements; and
•	additional transitional relief.

In addition, the effective date of AASB 17 will be deferred by two years to be applicable to the Group for the 30 September 2024 financial year.

On 22 September 2020, the AASB issued AASB 2020-8 Amendments to Australian Accounting Standards - Interest Rate Benchmark Reform - Phase 2 which makes further amendments to AASB 9, AASB 139, and AASB 7 resulting from IBOR reform. Amendments are also made to AASB 4 and AASB 16. The standard is effective for the 30 September 2022 year end unless early adopted. The amendments:

•

allow the Group to account for a change in contractual cash flows of a financial instrument or lease liability that result specifically from IBOR reform by updating the effective interest rate rather than recognising a modification gain or loss;

•	allow the Group to continue hedge accounting and not trigger a de-designation when the following occurs specific to IBOR reform:
-	changes to hedge documentation to update the hedged risk, item and instrument;
-	changes to the method of assessing hedge ineffectiveness;
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once the hedge relationship has been converted from LIBOR to ARR the cumulative change in fair value for ineffectiveness testing could be reset to zero if this would improve the retrospective effectiveness test;

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this amendment can apply to macro cash flow and fair value hedges where subgroups can be formed within the portfolio of hedges where some are under the existing LIBOR rate and others have already changed to the ARR;

•	require additional disclosures including:
-	quantitative information regarding all financial instruments linked to LIBOR which have not been yet converted to ARR;
-	changes to the entity's risk management strategy arising from IBOR reform; and
-	the management of the Group's transition to ARR.

The Group is considering whether it will early adopt the amendments in its Annual Financial Report for the year ended 30 September 2021.

Other amendments to existing standards that are not yet effective are not expected to have a material impact to the Group.